EQUIPMENT (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Mar. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Statement [Line Items]
Balance, Beginning	$ 3,925,275		$ 3,894,722
Addition			31,251
Effect Of Foreign Exchange	119			$ (698)
Balance, Ending	3,925,394		3,925,275
Depreciation:
Balance					$ 923,392	$ 265,964
Ending Balance	1,087,931					923,392
Depreciation Charge For The Period	164,482		657,591
Effect Of Foreign Exchange, Depreciation		$ 57	(163)
Net Book Value:
Equipment	2,837,463		3,001,883		2,837,463	3,001,883
Balance	3,001,883
Ending Balance	3,628,758
Ending Balance	1,087,931			923,392
Leasehold Improvements
Statement [Line Items]
Addition	0		0
Effect Of Foreign Exchange	0			(115)
Acquisitions Of Reciprocity		0
Depreciation:
Balance					783,183	238,530
Ending Balance	3,417,204
Acquisition Of Code Red			0
Depreciation Charge For The Period	136,163		544,653
Effect Of Foreign Exchange, Depreciation		0	0
Net Book Value:
Transfer To Assets Available For Sale	0
Equipment					2,736,273	2,872,436
Ending Balance	3,417,204
Office Equipment
Statement [Line Items]
Balance, Beginning		269,656	238,988
Addition			31,251
Effect Of Foreign Exchange	119			(583)
Balance, Ending	269,775			269,656
Depreciation:
Balance					140,209	27,434
Ending Balance	168,585					140,209
Depreciation Charge For The Period	28,319		112,938
Effect Of Foreign Exchange, Depreciation		57	(163)
Net Book Value:
Equipment					$ 101,190	$ 129,447
Ending Balance	$ 168,585			$ 140,209
Ending balance		$ 129,447	$ 211,554